Acquisitions and Other Transactions - Other Transactions (Details) $ in Millions, $ in Millions	Aug. 29, 2023 USD ($)	Feb. 22, 2023	Jan. 22, 2023 USD ($) item	Feb. 19, 2019	Aug. 29, 2023 CAD ($)	Jun. 15, 2023 item
Acquisitions
Percentage of NSR		1.50%		2.00%
Wawa Gold Project - Ontario, Canada
Acquisitions
Percentage of NSR	1.50%
Purchase price	$ 5.0				$ 6.8
Option to acquire additional NSR	0.50%
Exploration Properties - Nevada and Arizona, U.S.
Acquisitions
Number of Royalty Portfolio Acquired						8
Gold Royalty, Australia
Acquisitions
Percentage of NSR			1.50%
Purchase price | $			$ 15.6
Number of Royalty Portfolio Acquired			5